UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor,
New York, NY 10177-1099
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham
250 Park Avenue, 10th Floor,
 New York, NY 10177-1099
 (Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  January 1, 2022 - June 30, 2022

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL
REPORT

NEEDHAM FUNDS

Seeking to build wealth for long-term investors

June 30, 2022

Needham Growth Fund

Needham Aggressive Growth Fund

Needham Small Cap Growth Fund

www.needhamfunds.com

250 Park Avenue, 10th Floor
New York, New York 10177

1-800-625-7071
www.needhamfunds.com

Semi-Annual Report
June 30, 2022

CONTENTS
Letter from the Adviser	1
Portfolio Characteristics (Unaudited)
Needham Growth Fund	7
Needham Aggressive Growth Fund	8
Needham Small Cap Growth Fund	9
Disclosure of Fund Expenses	11
Schedules of Investments
Needham Growth Fund	13
Needham Aggressive Growth Fund	16
Needham Small Cap Growth Fund	20
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights
Needham Growth Fund	27
Needham Aggressive Growth Fund	29
Needham Small Cap Growth Fund	31
Notes to Financial Statements	33
Supplementary Information	39

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus or summary prospectus, please call 1-800-625-7071.

Portfolios of The Needham Funds, Inc., like all mutual funds:
•	Are NOT FDIC insured
•	Have no bank guarantee
•	May lose value

The Needham Funds, Inc. are distributed by Needham & Company, LLC.

Semi-Annual Report 2022

250 Park Avenue, 10th Floor
New York, NY 10177
(800) 625-7071
www.needhamfunds.com

August 2022

Dear Shareholders, Friends of Needham, and Prospective Shareholders,

We are pleased to report Needham Funds’ results for the half-year ended June 30, 2022. Our mission is to create wealth for long-term investors.

IN THIS LETTER

–	Review of First Half 2022 Performance:

	o	Needham Small Cap Growth Fund (NESIX/NESGX)

	o	Needham Growth Fund (NEEIX/NEEGX)

	o	Needham Aggressive Growth Fund (NEAIX/NEAGX)

▪ First Half Portfolio Changes

–	The Power of Long-Term Compounding, 2010 – 2022

–	Closing

NEEDHAM SMALL CAP GROWTH FUND

FIRST HALF 2022 PERFORMANCE – CHRIS RETZLER, PORTFOLIO MANAGER

For the half-year ended June 30, 2022, the Needham Small Cap Growth Fund Institutional and Retail classes returned -34.46% and -34.67%, respectively. The Russell 2000 Growth Index returned -29.45%. The Fund’s standardized performance can be obtained at https://www.needhamfunds.com/mutual-funds/small-cap-growth-fund/

After a challenging end to 2021, we were cautiously optimistic that the markets would stabilize in January. Unfortunately, equity markets accelerated further down as the Federal Reserve reversed its accommodative policies and indicated a more aggressive tightening of credit. At the end of March, markets recovered from the sell-off, and we raised a cash position in preparation for further quantitative tightening and interest rate increases.

We believed the market was due for a pullback. However, we did not expect such a violent and rapid sell-off in April, May, and early June. This pullback offered an opportunity to invest our cash at low prices. We continued to deploy cash through the end of the second quarter.

Many of the Fund’s portfolio holdings are defined as technology companies; however, technology has permeated the entire global economy. We achieve diversity in the portfolio through the end markets that our portfolio companies serve. The diverse end markets of our technology holdings include advanced communications, military modernization, automotive advancement, industrial digitization, medical enhancement, 5G wireless, data center buildouts, infrastructure expansion, security improvements, and overall semiconductor processing and power management enhancements. Many of our portfolio companies sit at the crossroads of several industries and therefore have multiple opportunities for success. This market positioning inherently gives the portfolio a natural hedge and ultimately helps reduce volatility and risk.

The Fund’s top contributors in the first half were: Photronics, Inc. (PLAB), Intevac, Inc. (IVAC), Edgio, Inc. (EGIO), Navigator Holdings, Ltd. (NVGS), and Upland Software, Inc. (UPLD). The contributions were small relative to the detractors.

The Fund’s top detractors in the first half were: Standard Biotools, Inc. (LAB), Telos Corporation (TLS), nLight, Inc. (LASR), ViewRay, Inc. (VRAY), and Sientra, Inc. (SIEN).

nLight, Inc. (LASR) is a fiber laser and direct energy laser manufacturer. It continues to shift sales away from China and build its market share globally. It is also developing its directed energy business that will be used for defense purposes. We expect accelerated sales from nLight over the next few years.

Sientra, Inc. is a medical aesthetics company. It continues to see improvement as patients return to oncology and elective surgeries; many elective procedures were postponed due to COVID-19. We expect the company’s accelerated sales to continue.

We remain excited about our investment in ViewRay, Inc as it designs, manufactures, and markets MRIdian®, the world’s first MRI-guided radiation therapy system that can simultaneously image and treat cancer patients. The company’s sales efforts were limited during the pandemic as capital equipment purchases by healthcare facilities were redirected towards fighting the pandemic and away from other departments such as oncology. ViewRay has seen a substantial recovery in sales so far in 2022, and we believe its technology is an improved approach to oncology care.

Needham Funds

Although it’s been a considerable detractor in the first half of 2022, we remain excited about Aspen Aerogels, Inc. (ASPN). Aspen manufactures aerogel-based insulation and benefits from the increased opportunity in electric battery technology and the increase in electric vehicles. The expected product ramp and penetration into the EV industry should continue to grow for many years. Koch Strategic Platforms (KSP) has made significant investments in Aspen. We believe KSP’s significant investment will support its growth in forward-looking applications such as battery materials, hydrogen, carbon capture, and filtration.

Widespread semiconductor shortages have negatively affected many industries, including automotive, medical, industrial, and defense. However, demand remains robust, and we expect semiconductor shortages to stay elevated for an extended period, which supports our long-term bullish investment thesis in semiconductor capital equipment stocks. We expect Congress will pass the CHIPS Act, which includes $52 billion of funding for domestic semiconductor production. The funding would help accelerate semiconductor development within the U.S., which has enormous geopolitical benefits.

The increased market volatility and multiple compression we’ve seen in the first half of 2022 can be attributed to a more hawkish Federal Reserve. The Fed surprised the markets at its January 2022 meeting and communicated a faster-than-expected removal of monetary accommodation and numerous projected interest rate hikes. We expect volatility to remain high in 2022 as this process unfolds. We expect the 2022 sell-off to provide long-term investors with opportunities to buy high-quality growth stocks at reasonable prices. We will continue our strategy of patiently investing in small-cap growth companies with good management teams, strong balance sheets, and the ability to generate cash flow and profits.

The interest rate yield curve has inverted, and overall, rates have increased due to inflation. Inflation is proving difficult to tame for various reasons, including supply constraints, component shortages, government regulations, energy supplies, food production costs, and transportation and logistics complications. We expect inflation to remain elevated in 2022 but expect a reduction in inflation as economic activity normalizes from the pandemic aftershocks.

NEEDHAM GROWTH FUND

FIRST HALF 2022 PERFORMANCE – JOHN BARR AND CHRIS RETZLER, CO-PORTFOLIO MANAGERS

For the half-year ended June 30, 2022, the Needham Growth Fund Institutional and Retail classes returned -33.09% and -33.24%, respectively. The S&P 500 Index returned -19.96%, and the Russell 2000 returned -23.43%. The Fund’s standardized performance can be obtained at https://www.needhamfunds.com/mutual-funds/growth-fund/

At June 30, the Fund’s top 10 positions were 48.44% of net assets. The Fund had trailing 12-month turnover of 14%.

Morningstar categorizes the Fund as Mid-Cap Growth; Lipper categorizes it as Multi-Cap Core. When you hold companies for 10-15 years, and they succeed, they grow to larger market cap categories. Needham Growth Fund’s mission is to find companies that may be compounders over many years, independent of industry or market cap.

The Fund’s top contributor in the first half was Parsons Corporation (PSN). Parsons does planning, construction, design, and implementation for infrastructure and government security programs. Its contribution was small relative to the detractors.

The Fund’s top detractor in the first half was Aspen Aerogels, its top contributor in 2021. Aspen manufactures aerogel-based insulation and has been selected by General Motors (GM) and Toyota (TM) to prevent thermal runaway in lithium-ion batteries for electric vehicles (EVs). Aspen is building a plant in Statesboro, GA, but needs capital. In late June, Aspen announced a deal to raise $375 million in a convertible and equity offering. The stock fell after the offering was announced and Aspen elected not to proceed.

Vicor Corporation (VICR) was the second leading detractor in the first half. Vicor has been supply-constrained throughout 2022 and opened a new manufacturing facility on May 17 in Andover, MA. Production is expected to begin in the third quarter. Vicor makes small, modular power converters used in data centers, on servers, and in electric vehicles and transportation systems. Over the last decade, it has invested $400 million in new product development. Vicor has worked with Alphabet’s Google (GOOGL) on its Open Compute data centers to distribute DC (direct current) power throughout the data center rather than go through the inefficient conversions to AC (alternating current) and back again to DC. Many artificial intelligence and machine learning applications require sophisticated power conversion, and Vicor is uniquely positioned to meet these needs.

Entegris, Inc. (ENTG) was the Fund’s third-leading detractor in the first half. Entegris supplies filters and chemicals used in advanced semiconductor manufacturing processes. Over time, we believe that semiconductors will increase as a percentage of industrial output, and that Entegris’ filtration and specialty materials products will grow even faster than the semiconductor industry. Entegris traded down in line with the Van Eck Semiconductor ETF (SMH).

PDF Solutions Inc. (PDFS), CarMax Inc. (KMX), and Nova Ltd. (NVMI), all major holdings of the Fund, also detracted from the first half performance.

The Fund’s most significant new positions are Analog Devices, Inc. (ADI), ASML Holding NV (ASML), and Marvel Technology, Inc. (MRVL). We took advantage of market weakness to increase many of the Fund’s positions. Our largest addition was to Laboratory Corporation of America (LH). LabCorp is the leading lab test company and has a large contract business providing new drug studies. Other leading additions were to Telos Corp., Parsons, Clean Harbors, Inc. (CLH), and ACV Auctions, Inc. (ACVA).

Semi-Annual Report 2022

The most significant reductions were long-time holdings Gilead Sciences Inc. (GILD) and Super Micro Computer, Inc. (SMCI). We exited two positions with significant operations in Russia: IPG Photonics Corporation (IPGP) and SEMrush Holdings, Inc. (SEMR). The Fund also sold its position in Everbridge, Inc. (EVBG) after the surprise resignation of CEO David Meredith. We also sold several smaller positions and reduced the number of holdings from 75 at December 31, 2021, to 68 at June 30.

NEEDHAM AGGRESSIVE GROWTH FUND

FIRST HALF 2022 PERFORMANCE – JOHN BARR, PORTFOLIO MANAGER

For the half-year ended June 30, 2022, the Needham Aggressive Growth Fund Institutional and Retail classes returned -31.32% and -31.55%, respectively. The Russell 2000 Growth Index returned -29.45%. The Fund’s standardized performance can be obtained at https://www.needhamfunds.com/mutual-funds/aggressive-growth-fund/.

At June 30, 2022, the Fund’s top ten positions were 37.13% of net assets. The Fund had an Active Share of 97.6% versus the Russell 2000 Growth, and trailing 12-month turnover was 8%. Morningstar and Lipper categorize the Fund as Small Cap Growth.

The Fund’s leading contributor in the first half was Parsons Corporation. Its contribution was small relative to the detractors. There were no other significant contributors in the first half.

The leading detractors included many of the Fund’s largest holdings: Aspen Aerogels, Vicor Corporation, Nova, Ltd., PDF Solutions Inc., and Entegris.

Smith-Midland Corporation (SMD) was also a leading detractor. Smith-Midland manufactures road barriers and other concrete products. The company is a beneficiary of the $1.2 trillion Infrastructure Investment, and Jobs Act signed last November. We are impressed by the company’s management team and the returns from its barrier rental and licensing businesses. The stock moved higher in late 2021 after the bill’s signing, but it has retraced in 2022. The actual business is nowhere near as volatile as the stock. We are long-term investors in the company, not stock-timing traders.

NEEDHAM AGGRESSIVE GROWTH FUND – FIRST HALF 2022 PORTFOLIO CHANGES

We believe it was a good quarter for investing; time will tell. We took advantage of the market weakness and the Fund’s cash position to add a few new positions and increase investments in several existing holdings.

The Fund’s most significant new positions are:

–
Neenah Inc. (NP) and Schweitzer-Mauduit International (SWM). In April, Neenah and Schweitzer announced an agreement to merge, with the potential for expense and revenue synergies. The merger closed in July 2022, and the merged company is now called Mativ Holdings Inc. (MATV). Mativ is a specialty materials company making filtration media and fine paper and packaging products.

–
Bright Horizons Family Solutions (BFAM), a leading provider of child care centers. It has suffered due to COVID, limited staff availability, and a slow return to the office. We’ve waited years for a chance to purchase Bright Horizons at our target price.

–	ASML Holding NV (ASML), a large-cap company with an unassailable leadership position in extreme ultraviolet next-generation lithography for semiconductor manufacturing.

–
Markel Corporation (MKL), a specialty insurance company that uses permanent float and cash generated from operations to fund insurance acquisitions and growth. It also purchases companies for Markel Ventures and invests in public equities and fixed income. We have known Markel for many years and view it as a mini-Berkshire Hathaway (BRK).

The most significant additions to existing positions in the portfolio were:

–	Vishay Precision Group, Inc. (VPG), a specialty sensors and instruments company that the Fund has owned since 2016.

–	LabCorp. We believe there is hidden value in LabCorp’s CRO (contract research organization) business.

–	Vertiv Holdings Co. (VRT), a data center equipment company that had a difficult 4Q21 as inflationary costs ran ahead of price increases. Vertiv reported good results in 1Q22.

–
Unisys Corporation (UI), the new version of the old-line computer company. Unisys provides Digital Workplace Solutions, Cloud & Infrastructure, and Enterprise Computing. It trades at 8x earnings. We believe the company may expand margins and achieve revenue growth as legacy product offerings become less important.

–
Clean Harbors, Inc, an environmental services and used oil repurposing company serving the energy and industrial markets. Clean Harbors’ Safety-Kleen division collects about 600K barrels/day. We believe the current stock price reflects little more than the replacement value of their incinerators and landfills. We’ve waited years to add to the Fund’s position in Clean Harbors.

–
KVH Industries Inc. (KVHI), a manufacturer of maritime satellite communications antennae and creator and distributor of communications and content to the maritime industry. We are positive on KVH’s Agile Plans communications-as-a-service subscription offering. KVH has been a portfolio holding since 2013. We like the company’s business, but the stock is largely flat, representing an opportunity cost. We continuously reassess KVH’s prospects and believe it is positioned to outperform; so far, we have been wrong. We were surprised by the March retirement of CEO and Co-Founder Martin Kits van Heyningen. We recognize it was a necessary change and have confidence in new CEO Brent Bruun and his team’s ability to create value. We added to our position on weakness in the first half.

Needham Funds

The Fund made small reductions to a few holdings and exited Everbridge, IPG Photonics, SEMrush, and several smaller positions. The Fund did much more buying than selling in the first half. Despite the purchases, the Fund exited the half-year with 15.9% cash.

NEEDHAM AGGRESSIVE GROWTH FUND

THE POWER OF LONG-TERM COMPOUNDING 2010-2022 – JOHN BARR, PORTFOLIO MANAGER

The Needham Funds’ mission is to create wealth for long-term investors. I have managed Needham Aggressive Growth Fund since January 1, 2010. Over 12 ½ years, from January 1, 2010 – June 30, 2022, Needham Aggressive Growth Fund (NEAIX) had an annualized return of 12.65% vs. the Russell 2000 Growth’s 10.07%. The Fund has outperformed because we have invested in a few companies that outperformed as they moved from Hidden to Quality Compounders over many years. Of course, this past performance is not a predictor of future performance. Let’s look at the source of this outperformance.

We look for “Hidden Compounders,” which are companies that may grow to be 5-10x their current size, managed by founders, family, or long-tenured CEOs that may be investing in a new product or service. We look to buy these companies when they are small or micro-caps and available at a margin of safety price. While the purchase price may protect our downside, we earn returns by patiently holding. As Berkshire Hathaway’s Charlie Munger said, “The big money is not in the buying and the selling, but in the waiting.”

More than half of the Fund’s outperformance over 12 ½ years has come from the performance of the top ten contributors, and over 40% came from the top 5 contributors over the 12 ½ years.1 Seven of the top ten contributors are current holdings that we classify as “Quality Compounders.”2 We purchased them when they were “Hidden Compounders,” and the average holding period is over 12 years. (Of the other three, one company was acquired, and two were large-cap companies that no longer met our investment criteria.)

Here’s a brief review of the Fund’s top five contributors since I’ve managed the Fund. Long-term investors in the Needham Aggressive Growth Find and Needham Growth Fund will recognize these companies.

–
PDF Solutions (PDFS) was first purchased in 2010 at $4 per share and closed June 30 at $22. We have opportunistically added to the PDF position over the years and have sold very little. Over the 12 years, the company has overcome several significant challenges and has emerged as a leader in data analytic SaaS to the semiconductor ecosystem. On June 30, PDF was 6.07% of the Fund’s net assets and the largest holding.

–
Entegris (ENTG) was also purchased in that stellar class of 2010 at $4 per share and closed at $92 on June 30. The Fund purchased all of its Entegris holdings in 2010. Over the years, we have realized gains to manage the position size, as it exceeded 10% of AUM on several occasions. Entegris has contributed dividends, realized gains, and unrealized gains. CEO Bertrand Loy has done a great job allocating capital to internal development and acquisitions. As of June 30, Entegris was the 2nd largest holding at 4.64% of net assets.

–
Apple Inc. (AAPL) is an unusual holding for a fund categorized as small-cap. My predecessor first purchased Apple in 2006 at split-adjusted $2 per share, and the stock closed on June 30 at $137. Apple has continuously met our investment criteria for a Quality Compounder, so it has stayed in the Fund. We added to the position from 2010 -2013 around Steve Jobs’ illness and passing. We added again in 2016 when there was fear that Apple would go the way of Nokia and Motorola. Apple has contributed dividends, realized gains, and unrealized gains. We have managed the position size, and Apple has been a source of cash. On June 30, Apple was 3.25% of the Fund’s net assets.

–
Gilead Sciences, Inc. (GILD) was purchased by the previous fund manager in 2004 at a split-adjusted $9 per share. We sold the last shares in 2018 at $70 per share. During our investment, Gilead commercialized its HIV drugs, which successfully treat AIDS, and acquired Pharmassets in 2011 with its cure for Hepatitis C. We exited the position in 2018 because Gilead had become a large-cap that required an even more significant acquisition to maintain its growth trajectory.

–
The Fund purchased Akamai Technologies Inc. (AKAM) in 2011 at an average price of $33 per share, and it closed at $91 on June 30. Akamai was a top holding in those first years, and the stock was volatile around the company’s earnings reports. Akamai has diversified and now has a large, growing SaaS security business, which is much less volatile. Akamai has compounded at a lower rate than our other top-performing investments. We have realized gains throughout the holding period. Akamai is 1.07% of net assets.

Overall, the contribution from our choice of industries has been neutral. The Fund’s performance has benefitted from its over-allocation to Information Technology. IT, Communication Services, and Health Care were the best performing sectors during the last 12 ½ years. However, the IT overweight was a minimal contributor relative to the contribution by the individual companies. The Fund also benefitted from being underweight in Biotechnology. Our bias toward purchasing with a margin of safety and our acknowledged lack of expertise in judging the outcome of binary drug trials helped us have a few biotech winners and avoid significant losses.

Conclusion – As Peter Lynch wrote in 1993, “You can find good reasons to scuttle your equities in every morning paper and on every broadcast of the nightly news.”3 While the morning paper and evening news have faded from memory, the sentiment remains. It is easy to find reasons to sell equities, particularly right now.
____________

[1]	Factset, Portfolio 3.0, NEAGX vs. iShares Russell 2000 Growth ETF, 2 Factor Brinson Attribution
[2]	The Growth Factor, Vol. 31, on Investment Process: https://www.needhamfunds.com/gf_commentary/needham-aggressive-growth-fund-investment-process-chuck-jaffes-money-life-podcast/
[3]	Lynch, Peter. One Up on Wall Street.

Semi-Annual Report 2022

The Fund remains focused on the long-term opportunities of its holdings. Throughout the first half of 2022, we found opportunities to put money to work carefully. We believe many of the Fund’s new investments are well-positioned to handle inflation and benefit from shortened supply chains. The latest additions have U.S. or European-centric operations. We have waited years for some of these prices. While we can’t predict the future, we know that in the past, we’ve succeeded by selecting a few companies that outperformed and holding onto our investments.

CLOSING

We believe the U.S. remains the best place in the world to invest, and we continue to see an opportunity to invest in small and mid-cap stocks. Most importantly, we see a technological revolution that has created and continues to create investment opportunities. We see opportunity in our strategy of investing in companies that we know well and believe are positioned with secular growth drivers.

We welcome our new investors and thank all of our investors for their continued support. If you have any questions, thoughts, or concerns, please contact us at (800) 625-7071 or jbarr@needhamco.com and cretzler@needhamco.com. For information about the Needham Funds, please visit our website at www.needhamfunds.com.

Sincerely,

Chris Retzler,	John O. Barr,
Portfolio Manager	Portfolio Manager

Fact Sheet Links:

Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund

The information presented in this commentary is not intended as personalized investment advice and does not constitute a recommendation to buy or sell a particular security or other investments. Past performance is no guarantee of future results. The views of Needham Investment Management L.L.C., the Funds’ investment adviser (the “Adviser”), and the securities described in this report are as of June 30, 2022; these views and portfolio holdings may have changed subsequent to this date. The specific securities discussed may, in aggregate, represent only a small percentage of a Fund’s holdings. If a specific security discussed is not found in a Fund’s Schedule of Investments, it may have been held by the Fund during the period. It should not be assumed that securities identified and discussed were, or will be, profitable, or that the investment decisions made in the future will be profitable, or equal the investment performance of the securities discussed herein. There can be no guarantee as to the accuracy of any outlooks for markets, sectors and securities as discussed herein.

This message is not an offer of the Needham Growth Fund, the Needham Aggressive Growth Fund or the Needham Small Cap Growth Fund. Shares are sold only through the currently effective prospectus. Please read the prospectus or summary prospectus carefully and consider the investment objectives, risks and charges and expenses of the Funds carefully before you invest. The prospectus and summary prospectus contain this and other information about the Funds and can be obtained on our website, www.needhamfunds.com or by contacting the Funds’ transfer agent U.S. Bancorp Fund Services LLC doing business as U.S. Bank Global Fund Services (“Fund Services”) at 1-800-625-7071.

Investment returns and principal value will fluctuate, and when redeemed, shares may be worth more or less than their original cost. Performance data quoted represents past performance, and does not guarantee future results. Current performance may be higher or lower than these results. Performance current to the most recent month-end may be obtained by calling our transfer agent at 1-800-625-7071. Total return figures include reinvestment of all dividends and capital gains.

All three of the Needham Funds have substantial exposure to small and micro capitalized companies. Funds holding smaller capitalized companies are subject to greater price fluctuation than those of larger companies. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Needham & Company, LLC, member FINRA/SIPC, is the distributor of The Needham Funds, Inc.

Needham Funds

The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization-weighted equity index that provides exposure to the entire U.S. stock market. The Russell 3000 Index tracks the performance of the 3,000 largest U.S.-traded stocks. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with relatively higher price-to-value ratios and higher forecasted growth values. Please see the disclaimer regarding these indexes under “Supplementary Information—Index Disclaimer” on page 39 of this report.

Semi-Annual Report 2022

NEEDHAM GROWTH FUND	Retail Class
Portfolio Characteristics (Unaudited)	Ticker Symbol: NEEGX
Institutional Class
Ticker Symbol: NEEIX

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The chart above assumes an initial gross investment of $10,000 made on January 1, 1996.

COMPARATIVE PERFORMANCE STATISTICS AS OF JUNE 30, 2022

	1	5	10	Since
	Year	Years	Years	Inception
Needham Growth Fund Retail Class(1)(2)	-25.98%	9.92%	10.53%	12.20%
Needham Growth Fund Institutional Class(1)(3)	-25.66%	10.45%	n/a	10.30%
S&P 500 Index(4)(5)	-10.62%	11.31%	12.96%	9.12%(9)
S&P MidCap 400 Index(4)(6)	-14.64%	7.02%	10.90%	10.78%(9)
Russell 2000 Index(4)(7)	-25.20%	5.17%	9.35%	7.99%(9)

Top Ten Holdings*
(as a % of total investments, as of June 30, 2022)

		% of Total
Security		Investments
Thermo Fisher Scientific, Inc.	TMO	8.56%
Entegris, Inc.	ENTG	7.37%
PDF Solutions, Inc.	PDFS	7.08%
CarMax, Inc.	KMX	5.04%
Becton Dickinson & Co.	BDX	3.68%
FormFactor, Inc.	FORM	3.68%
KVH Industries, Inc.	KVHI	3.51%
Nova, Ltd.	NVMI	3.29%
Vicor Corp.	VICR	3.23%
Comcast Corp.	CMCSA	3.01%

Top Ten Holdings = 48.44% of Total Investments†

Sector Weightings*
(as a % of net investments, as of June 30, 2022)

Sector(10)	Long(11)	(Short)	Total(12)
Cash	2.2%	—	2.2%
Communication Services	3.6%	—	3.6%
Consumer Discretionary	5.7%	—	5.7%
Energy	0.8%	—	0.8%
Health Care	19.3%	—	19.3%
Industrials	7.6%	—	7.6%
Information Technology	57.4%	—	57.4%
Materials	2.9%	—	2.9%
Real Estate	0.5%	—	0.5%

Needham Funds

NEEDHAM AGGRESSIVE GROWTH FUND	Retail Class
Portfolio Characteristics (Unaudited)	Ticker Symbol: NEAGX
Institutional Class
Ticker Symbol: NEAIX

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The chart above assumes an initial gross investment of $10,000 made on September 4, 2001.

COMPARATIVE PERFORMANCE STATISTICS AS OF JUNE 30, 2022

	1	5	10	Since
	Year	Years	Years	Inception
Needham Aggressive Growth Fund Retail Class(1)(2)	-20.36%	13.17%	12.63%	10.25%
Needham Aggressive Growth Fund Institutional Class(1)(3)	-19.83%	13.85%	n/a	12.82%
Russell 2000 Growth Index(4)(8)	-33.43%	4.80%	9.30%	7.35%(9)
Russell 2000 Index(4)(7)	-25.20%	5.17%	9.35%	7.85%(9)
S&P 500 Index(4)(5)	-10.62%	11.31%	12.96%	8.06%(9)

Top Ten Holdings*
(as a % of total investments, as of June 30, 2022)

		% of Total
Security		Investments
PDF Solutions, Inc.	PDFS	6.06%
Entegris, Inc.	ENTG	4.64%
KVH Industries, Inc.	KVHI	4.62%
Nova, Ltd.	NVMI	4.28%
Vicor Corp.	VICR	4.19%
Apple, Inc.	AAPL	3.25%
Vishay Precision Group, Inc.	VPG	3.05%
Parsons Corp.	PSN	2.69%
Laboratory Corp. of America Holdings	LH	2.27%
Super Micro Computer, Inc.	SMCI	2.11%

Top Ten Holdings = 37.15% of Total Investments†

Sector Weightings*
(as a % of net investments, as of June 30, 2022)

Sector(10)	Long(11)	(Short)	Total(12)
Cash	15.9%	—	15.9%
Communication Services	0.2%	—	0.2%
Consumer Discretionary	4.6%	—	4.6%
Consumer Staples	1.1%	—	1.1%
Energy	0.6%	—	0.6%
Financials	1.9%	—	1.9%
Health Care	7.4%	—	7.4%
Industrials	16.0%	—	16.0%
Information Technology	46.9%	—	46.9%
Materials	4.9%	—	4.9%
Real Estate	0.5%	—	0.5%

Semi-Annual Report 2022

NEEDHAM SMALL CAP GROWTH FUND	Retail Class
Portfolio Characteristics (Unaudited)	Ticker Symbol: NESGX

Institutional Class
Ticker Symbol: NESIX

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The chart above assumes an initial gross investment of $10,000 made on May 22, 2002.

COMPARATIVE PERFORMANCE STATISTICS AS OF JUNE 30, 2022

	1	5	10	Since
	Year	Years	Years	Inception
Needham Small Cap Growth Fund Retail Class(1)(2)	-39.46%	13.73%	11.84%	11.24%
Needham Small Cap Growth Fund Institutional Class(1)(3)	-39.07%	14.44%	n/a	14.51%
Russell 2000 Growth Index(4)(8)	-33.43%	4.80%	9.30%	7.72%(9)
Russell 2000 Index(4)(7)	-25.20%	5.17%	9.35%	7.78%(9)
S&P 500 Index(4)(5)	-10.62%	11.31%	12.96%	8.53%(9)

Top Ten Holdings*
(as a % of total investments, as of June 30, 2022)

		% of Total
Security		Investments
Infinera Corp.	INFN	6.34%
Telos Corp.	TLS	6.25%
Benefitfocus, Inc.	BNFT	5.22%
Intevac, Inc.	IVAC	4.66%
Sumo Logic, Inc.	SUMO	4.07%
nLight, Inc.	LASR	3.89%
ViewRay, Inc.	VRAY	3.58%
Upland Software, Inc.	UPLD	3.56%
AXT, Inc.	AXTI	3.50%
MKS Instruments, Inc.	MKSI	3.33%

Top Ten Holdings = 44.40% of Total Investments

Sector Weightings*
(as a % of net investments, as of June 30, 2022)

Sector(10)	Long(11)	(Short)	Total(12)
Cash	13.3%	—	13.3%
Health Care	7.9%	—	7.9%
Industrials	2.1%	—	2.1%
Information Technology	76.4%	—	76.4%
Materials	0.3%	—	0.3%

Needham Funds

Each Fund’s performance figures are for the periods ended June 30, 2022. The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com or call 1-800-625-7071. The returns shown above are net of expenses. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and expense reimbursements, when they are necessary to keep the Fund’s total annual operating expenses at the expense cap currently in effect, total return would be reduced. Performance figures for periods greater than one year are annualized. For information about each index shown above, please see the notes below. The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

(1)	Investment results calculated after reinvestment of dividends.
(2)	The inception date of the Retail Class of each Fund was as follows: Needham Growth Fund – 1/1/96; Needham Aggressive Growth Fund – 9/4/01; and Needham Small Cap Growth Fund – 5/22/02.
(3)	The inception date of the Institutional Class of each Fund was 12/30/16.
(4)	It is not possible to invest directly in an index. The performance of the index does not include the deduction of expenses associated with a mutual fund, such as investment management fees.
(5)
The S&P 500 Index focuses on the large-cap sector of the market; however, since it includes a significant portion of the total value of the market, it also is considered representative of the market. Companies in the S&P 500 are considered leading companies in leading industries.

(6)
The S&P MidCap 400 Index provides investors with a benchmark for mid-sized companies. The index seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

(7)
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. The Russell 2000 Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

(8)
The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

(9)
The return shown for the index is from the inception date of the Retail Class. The returns for the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Growth and the Russell 2000 Index from the inception date of the Institutional Class are 12.04%, 7.50%, 6.18%, and 5.62%, respectively.

(10)	These categories represent broad market sectors. Refer to the Schedule of Investments for a more detailed categorization by industry.
(11)	Percentage of total investments includes all stocks, plus cash.
(12)	Net exposure represents the difference between the long exposure and the short exposure, which produces the net investment exposure.
*	Current portfolio holdings may not be indicative of future portfolio holdings.
†	Percentage of total investments.

Semi-Annual Report 2022

Disclosure of Fund Expenses (Unaudited)

The following expense table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur transactional costs, including redemption fees and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of a six-month period and held for the entire period. The expense example table below illustrates your fund’s cost in two ways:

•
Actual Expenses.  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading entitled “Expenses Paid During Period”.

•
Hypothetical Expenses on a 5% Return.  This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Needham Funds

For the Period January 1, 2022 to June 30, 2022

Expense Example Table (Unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22	1/1/22 – 6/30/22
Needham Growth Fund
Retail Class Actual Expenses	$1,000.00	$ 667.60	$7.69	1.86%
Retail Class Hypothetical
Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,015.57	$9.30	1.86%
Institutional Class Actual Expenses	$1,000.00	$ 669.10	$5.79	1.40%
Institutional Class Hypothetical
Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%

Needham Aggressive Growth Fund
Retail Class Actual Expenses	$1,000.00	$ 684.50	$7.73	1.85%
Retail Class Hypothetical
Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%
Institutional Class Actual Expenses	$1,000.00	$ 686.80	$4.94	1.18%
Institutional Class Hypothetical
Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%

Needham Small Cap Growth Fund
Retail Class Actual Expenses	$1,000.00	$ 653.30	$7.58	1.85%
Retail Class Hypothetical
Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%
Institutional Class Actual Expenses	$1,000.00	$ 655.40	$4.84	1.18%
Institutional Class Hypothetical
Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the average account value times the Portfolio’s annualized expense ratio multiplied 181/365 (to reflect the one-half-year period).

Semi-Annual Report 2022

Needham Growth Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks (97.8%)

Aerospace & Defense (2.5%)
Parsons Corp. (a)	77,500	$3,132,550

Biotechnology (1.0%)
G1 Therapeutics, Inc. (a)	64,000	316,160
Gilead Sciences, Inc.	15,000	927,150
		1,243,310

Chemicals (2.9%)
Aspen Aerogels, Inc. (a)	367,000	3,625,960

Commercial Services & Supplies (1.3%)
ACV Auctions, Inc. – Class A (a)	83,500	546,090
Clean Harbors, Inc. (a)	11,900	1,043,273
		1,589,363

Communications Equipment (6.9%)
ADTRAN, Inc.	130,000	2,278,900
Cambium Networks Corp. (Cayman Islands) (a)	108,000	1,582,200
KVH Industries, Inc. (a)	500,000	4,350,000
ViaSat, Inc. (a)(c)	10,000	306,300
		8,517,400

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc. (a)	1,500	126,780

Electrical Equipment (3.2%)
Vicor Corp. (a)	73,000	3,995,290

Electronic Equipment, Instruments & Components (3.2%)
Corning, Inc.	32,500	1,024,075
II-VI, Inc. (a)	21,000	1,069,950
TTM Technologies, Inc. (a)	23,100	288,750
Vishay Intertechnology, Inc.	55,000	980,100
Vishay Precision Group, Inc. (a)	18,300	533,079
		3,895,954

Entertainment (0.1%)
World Wrestling Entertainment, Inc. – Class A	2,500	156,225

Health Care Equipment & Supplies (6.6%)
Becton Dickinson & Co.	18,500	4,560,805
CryoPort, Inc. (a)	42,500	1,316,650
Embecta Corp. (a)	3,800	96,216
Medtronic PLC (Ireland)	20,000	1,795,000
ViewRay, Inc. (a)	144,780	383,667
		8,152,338

Health Care Providers & Services (2.7%)
Laboratory Corp. of America Holdings	11,000	2,577,960
Quest Diagnostics, Inc.	5,500	731,390
		3,309,350

Hotels, Restaurants & Leisure (0.4%)
Vacasa, Inc. – Class A (a)	161,950	466,416

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	434,525

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks – Continued

Interactive Media & Services (0.4%)
Alphabet, Inc. – Class A (a)	250	$544,815

IT Services (3.0%)
Akamai Technologies, Inc. (a)(c)	33,000	3,013,890
BigCommerce Holdings, Inc. (a)	45,000	729,000
		3,742,890

Life Sciences Tools & Services (9.0%)
Bruker Corp.	7,500	470,700
Thermo Fisher Scientific, Inc.	19,500	10,593,960
Standard BioTools, Inc. (a)	40,000	64,000
		11,128,660

Media (3.0%)
Comcast Corp. – Class A	95,000	3,727,800

Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp.	5,000	723,900
Navigator Holdings, Ltd. (Marshall Islands) (a)	20,000	225,800
		949,700

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.	2,500	638,975

Semiconductors & Semiconductor Equipment (34.0%) (d)
Analog Devices, Inc.	10,000	1,460,900
Applied Materials, Inc.	9,000	818,820
ASML Holding NV (Netherlands)	1,875	892,275
AXT, Inc. (a)	400,000	2,344,000
Entegris, Inc.	99,000	9,120,870
FormFactor, Inc. (a)	117,500	4,550,775
Lam Research Corp.	2,500	1,065,375
Marvell Technology, Inc.	12,500	544,125
MKS Instruments, Inc.	23,500	2,411,805
NeoPhotonics Corp. (a)	45,000	707,850
Nova, Ltd. (Israel) (a)	46,000	4,072,380
PDF Solutions, Inc. (a)	407,600	8,767,476
Photronics, Inc. (a)	97,500	1,899,300
SiTime Corp. (a)	12,500	2,037,875
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) – ADR	9,000	735,750
Teradyne, Inc.	2,500	223,875
Veeco Instruments, Inc. (a)	25,000	485,000
		42,138,451

Software (5.8%)
The Trade Desk, Inc. – Class A (a)	47,000	1,968,830
Alteryx, Inc. (a)	32,500	1,573,650
ChannelAdvisor Corp. (a)	35,000	510,300
Q2 Holdings, Inc. (a)	16,500	636,405
Sumo Logic, Inc. (a)	50,000	374,500
Telos Corp. (a)	265,150	2,142,412
		7,206,097

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Growth Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks – Continued

Specialty Retail (5.1%)
CarMax, Inc. (a)	69,000	$6,243,120

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	10,500	1,435,560
Hewlett Packard Enterprise Co.	15,000	198,900
Intevac, Inc. (a)	271,300	1,313,092
Super Micro Computer, Inc. (a)	65,000	2,622,750
		5,570,302

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc. – Class A (a)	65,900	258,987

Trading Companies & Distributors (0.2%)
Air Lease Corp.	7,500	250,725

Total Common Stocks
(Cost $62,907,223)		$121,045,983

Short-Term Investments (2.2%)

Money Market Fund (2.2%)
Dreyfus Treasury Securities Cash Management – Institutional Class, 0.96% (b)

Total Short-Term Investments
(Cost $2,772,396)	2,772,396	$2,772,396

Total Investments (100.0%)
(Cost $65,679,619)		123,818,379
Other Assets in Excess of Liabilities (0.0%)		1,311
Net Assets (100.0%)		$123,819,690

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven-day yield as of June 30, 2022.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $914,700.
(d)	As of June 30, 2022, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):

Country	Long
United States^	92.5%
Israel	3.3%
Ireland	1.4%
Cayman Islands	1.3%
Netherlands	0.7%
Taiwan	0.6%
Marshall Islands	0.2%
Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 2.2%

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks (84.0%)

Aerospace & Defense (2.7%)
Parsons Corp. (a)	82,500	$3,334,650

Biotechnology (0.2%)
Avrobio, Inc. (a)	24,513	22,552
G1 Therapeutics, Inc. (a)	45,000	222,300
		244,852

Building Products (0.8%)
Alpha Pro Tech, Ltd. (a)	220,000	981,200
Jewett-Cameron Trading Co., Ltd. (Canada) (a)	7,500	47,250
		1,028,450

Chemicals (2.6%)
Aspen Aerogels, Inc. (a)	225,000	2,223,000
Schweitzer-Mauduit International, Inc.	40,000	1,004,800
		3,227,800

Commercial Services & Supplies (2.5%)
ACV Auctions, Inc. – Class A (a)	100,000	654,000
Clean Harbors, Inc. (a)	27,500	2,410,925
		3,064,925

Communications Equipment (6.4%)
ADTRAN, Inc.	70,000	1,227,100
Cambium Networks Corp. (Cayman Islands) (a)	72,000	1,054,800
KVH Industries, Inc. (a)	658,750	5,731,125
		8,013,025

Construction & Engineering (0.5%)
Matrix Service Co. (a)	125,000	632,500

Construction Materials (1.6%)
Smith-Midland Corp. (a)	146,100	2,045,400

Distributors (0.8%)
Educational Development Corp.	225,000	949,500

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc. (a)	21,500	1,817,180

Electrical Equipment (6.9%)
Thermon Group Holdings, Inc. (a)	110,000	1,545,500
Vertiv Holdings Co.	215,000	1,767,300
Vicor Corp. (a)	95,000	5,199,350
		8,512,150

Electronic Equipment, Instruments & Components (3.5%)
Arlo Technologies, Inc. (a)	45,000	282,150
VIA Optronics AG (Germany) – ADR (a)	130,000	275,600
Vishay Precision Group, Inc. (a)	130,000	3,786,900
		4,344,650

Entertainment (0.1%)
World Wrestling Entertainment, Inc. – Class A	2,250	140,603

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Aggressive Growth Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks – Continued

Health Care Equipment & Supplies (2.4%)
CryoPort, Inc. (a)	29,500	$913,910
LeMaitre Vascular, Inc.	20,500	933,775
Omnicell, Inc. (a)	2,900	329,875
Precision Optics Corp, Inc. (a)	375,000	746,250
Sientra, Inc. (a)	20,000	16,754
ViewRay, Inc. (a)	4,300	11,395
		2,951,959

Health Care Providers & Services (3.6%)
Laboratory Corp. of America Holdings	12,000	2,812,320
Quest Diagnostics, Inc.	4,000	531,920
Sharps Compliance Corp. (a)	392,500	1,146,100
		4,490,340

Hotels, Restaurants & Leisure (0.5%)
Vacasa, Inc. – Class A (a)	211,950	610,416

Household Products (1.1%)
Oil-Dri Corp. of America	45,000	1,379,250

Insurance (0.8%)
Markel Corp. (a)	750	969,938

Interactive Media & Services (0.1%)
AcuityAds Holdings, Inc. (Canada) (a)	50,000	115,500

Internet & Direct Marketing Retail (0.2%)
ThredUp, Inc. – Class A (a)	124,000	310,000

IT Services (2.9%)
Akamai Technologies, Inc. (a)(b)	14,500	1,324,285
BigCommerce Holdings, Inc. (a)	11,900	192,780
Research Solutions, Inc. (a)	100,000	177,000
Unisys Corp. (a)	160,000	1,924,800
		3,618,865

Life Sciences Tools & Services (1.2%)
Bruker Corp.	22,500	1,412,100
Standard BioTools, Inc. (a)	50,000	80,000
		1,492,100

Machinery (0.2%)
Westinghouse Air Brake Technologies Corp.	3,000	246,240

Oil, Gas & Consumable Fuels (0.6%)
Adams Resources & Energy, Inc.	25,000	804,750

Paper & Forest Products (0.7%)
Neenah, Inc.	25,000	853,500

Professional Services (1.7%)
CRA International, Inc.	23,000	2,054,360

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks – Continued

Real Estate Investment Trusts (REITs) (1.5%)
Equinix, Inc.	2,100	$1,379,742
American Tower Corp.	2,250	575,078
		1,954,820

Semiconductors & Semiconductor Equipment (22.2%)
ASML Holding NV (Netherlands)	2,750	1,308,670
AXT, Inc. (a)	100,000	586,000
Entegris, Inc.	62,500	5,758,125
FormFactor, Inc. (a)	22,500	871,425
MKS Instruments, Inc.	22,000	2,257,860
NeoPhotonics Corp. (a)	45,000	707,850
Nova, Ltd. (Israel) (a)	60,000	5,311,800
PDF Solutions, Inc. (a)(b)	350,000	7,528,500
Photronics, Inc. (a)	35,000	681,800
Pivotal Systems Corp. (a)	1,082,494	138,230
SiTime Corp. (a)	5,000	815,150
SkyWater Technology, Inc. (a)	20,000	120,400
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) – ADR	7,500	613,125
Teradyne, Inc.	5,000	447,750
Veeco Instruments, Inc. (a)	25,000	485,000
		27,631,685

Software (6.0%)
The Trade Desk, Inc. – Class A (a)	12,000	502,680
Altair Engineering, Inc. – Class A (a)	15,500	813,750
ChannelAdvisor Corp. (a)	45,000	656,100
Copperleaf Technologies, Inc. (Canada) (a)	18,200	90,491
ESI Group (France) (a)	32,000	2,179,745
GSE Systems, Inc. (a)(d)	1,500,000	1,875,000
Q2 Holdings, Inc. (a)	8,000	308,560
Telos Corp. (a)	121,016	977,809
		7,404,135

Specialty Retail (1.4%)
CarMax, Inc. (a)	19,500	1,764,360

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc. (b)	29,500	4,033,240
Intevac, Inc. (a)	109,119	528,136
Super Micro Computer, Inc. (a)	65,000	2,622,750
		7,184,126

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc. – Class A (a)	69,600	273,528

Trading Companies & Distributors (0.8%)
Transcat, Inc. (a)	17,500	994,175

Total Common Stocks
(Cost $84,339,377)		$104,459,732

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Aggressive Growth Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Short-Term Investments (15.9%)

Money Market Fund (15.9%)
Dreyfus Treasury Securities Cash Management – Institutional Class, 0.96% (c)

Total Short-Term Investments
(Cost $19,691,830)	19,691,830	$19,691,830

Total Investments (99.9%)
(Cost $104,031,207)		124,151,562
Other Assets in Excess of Liabilities (0.1%)		65,699
Net Assets (100.0%)		$124,217,261

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,398,360.
(c)	Rate shown is the seven day yield as of June 30, 2022.
(d)	Affiliated security. Please refer to Note 11 of the Financial Statements.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows:

Country	Long
United States^	91.1%
Israel	4.3%
France	1.8%
Netherlands	1.1%
Cayman Islands	0.8%
Taiwan	0.5%
Germany	0.2%
Canada	0.2%
Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 15.9%

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks (87.0%)

Chemicals (0.3%)
Aspen Aerogels, Inc. (a)	50,000	$494,000

Communications Equipment (14.2%)
ADTRAN, Inc.	243,000	4,259,790
Cambium Networks Corp. (Cayman Islands) (a)	381,000	5,581,650
Infinera Corp. (a)	2,100,000	11,256,000
KVH Industries, Inc. (a)	465,150	4,046,805
		25,144,245

Electrical Equipment (2.2%)
Vicor Corp. (a)	70,000	3,831,100

Electronic Equipment, Instruments & Components (12.1%)
Akoustis Technologies, Inc. (a)(b)	883,434	3,268,706
Frequency Electronics, Inc. (a)(d)	570,000	4,161,000
II-VI, Inc. (a)	50,000	2,547,500
nLight, Inc. (a)	675,000	6,898,500
TTM Technologies, Inc. (a)	92,400	1,155,000
Vishay Intertechnology, Inc.	70,000	1,247,400
Vishay Precision Group, Inc. (a)(b)	75,800	2,208,054
		21,486,160

Health Care Equipment & Supplies (4.6%)
Sientra, Inc. (a)	2,098,350	1,757,788
ViewRay, Inc. (a)	2,400,000	6,360,000
		8,117,788

IT Services (2.7%)
BigCommerce Holdings, Inc. (a)	65,000	1,053,000
Edgio, Inc. (a)(b)	1,600,000	3,696,000
		4,749,000

Life Sciences Tools & Services (3.3%)
Standard BioTools, Inc. (a)	3,658,903	5,854,245

Semiconductors & Semiconductor Equipment (15.5%)
Advanced Energy Industries, Inc.	62,200	4,539,356
AXT, Inc. (a)	1,060,000	6,211,600
Cohu, Inc. (a)	125,000	3,468,750
FormFactor, Inc. (a)(b)	80,000	3,098,400
MaxLinear, Inc. (a)	10,000	339,800
MKS Instruments, Inc.	57,500	5,901,225
PDF Solutions, Inc. (a)	33,911	729,425
Veeco Instruments, Inc. (a)	160,000	3,104,000
		27,392,556

Software (27.4%)
8x8, Inc. (a)	600,000	3,090,000
Alteryx, Inc. – Class A (a)	19,000	919,980
Benefitfocus, Inc. (a)	1,190,000	9,258,200
Sumo Logic, Inc. (a)	965,000	7,227,850
Telos Corp. (a)	1,372,200	11,087,376

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Small Cap Growth Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks – Continued

Software – Continued
Upland Software, Inc. (a)	435,000	$6,316,200
Yext, Inc. (a)	1,200,000	5,736,000
Zuora, Inc. – Class A (a)	550,000	4,922,500
		48,558,106

Technology Hardware, Storage & Peripherals (4.7%)
Intevac, Inc. (a)(d)	1,708,550	8,269,382

Total Common Stocks
(Cost $239,343,903)		$153,896,582

Warrants (0.0%)
Agile Therapeutics, Inc. 0.34% (a)	4,375	2,593

Total Warrants
(Cost $1,750)		2,593

Short-Term Investments (13.3%)

Money Market Fund (13.3%)
Dreyfus Treasury Securities Cash Management – Institutional Class, 0.96% (c)

Total Short-Term Investments
(Cost $23,549,279)	23,549,279	$23,549,279

Total Investments (100.3%)
(Cost $262,894,932)		177,448,454
Liabilities in Excess of Other Assets (-0.3%)		(598,312)
Net Assets (100.0%)		$176,850,142

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,224,880.
(c)	Rate shown is the seven-day yield as of June 30, 2022.
(d)	Affiliated security. Please refer to Note 11 of the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):

Country	Long
United States^	96.9%
Cayman Island	3.1%
Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 13.3%

See accompanying notes to financial statements.

Needham Funds

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Needham	Needham
	Needham	Aggressive	Small Cap
	Growth Fund	Growth Fund	Growth Fund
Assets
Investments, at Value
Unaffiliated Securities, (Cost $65,679,619, $101,420,941, $247,792,308)	$123,818,379	$122,276,562	$165,018,072
Affiliated Securities, (Cost $—, $2,610,265, $15,102,624)	—	1,875,000	12,430,382
Receivables:
Deposit with Broker for Securities Sold Short	357,802	665,973	—
Dividends and Interest	33,668	21,041	20,055
Fund Shares Sold	76,011	200,246	538,003
Investment Securities Sold	51,025	—	136,507
Prepaid Expenses	49,478	50,780	73,161
Total Assets	124,386,363	125,089,602	178,216,180

Liabilities
Payables:
Investment Securities Purchased	286,783	693,228	942,850
Fund Shares Redeemed	5,000	17,633	169,677
Due to Adviser	125,567	105,615	104,743
Distribution Fees	14,645	11,521	10,962
Administration and Accounting Fees	57,455	8,163	45,411
Transfer Agent Fees	14,262	1,083	47,798
Directors’ Fees	8,619	11,111	14,691
Accrued Expenses and Other Liabilities	54,342	23,987	29,906
Total Liabilities	566,673	872,341	1,366,038
Net Assets	$123,819,690	$124,217,261	$176,850,142

Retail Class Shares
Net Assets	65,067,913	51,995,972	61,753,795
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,457,114	1,872,633	4,075,860
Net Asset Value and Offering Price Per Share	$44.66	$27.77	$15.15

Institutional Class Shares
Net Assets	58,751,777	72,221,289	115,096,347
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,271,532	2,497,124	7,219,111
Net Asset Value and Offering Price Per Share	$46.21	$28.92	$15.94

Components of Net Assets
Paid-in Capital	63,849,608	105,020,893	266,475,870
Distributable Earnings	59,970,082	19,196,368	(89,625,728)
Total Net Assets	$123,819,690	$124,217,261	$176,850,142

See accompanying notes to financial statements.

Semi-Annual Report 2022

Statements of Operations
For the six months ended June 30, 2022 (Unaudited)

		Needham	Needham
	Needham	Aggressive	Small Cap
	Growth Fund	Growth Fund	Growth Fund
Investment Income
Dividend Income from unaffiliated securities
(net of foreign withholding tax of $2,807, $2,802, $—)	$331,867	$167,859	$112,217
Interest Income	4,144	36,232	35,514
Total Investment Income	336,011	204,091	147,731

Expenses
Investment Advisory Fees	992,368	898,051	1,407,025
Distribution Fees	99,397	74,150	104,531
Administration and Accounting Fees	110,296	52,416	116,296
Audit Fees	30,108	17,238	40,173
Chief Compliance Officer Fees	4,892	5,217	5,313
Custodian Fees	9,528	7,110	10,494
Directors’ Fees	8,273	11,750	24,612
Filing Fees	37,451	25,882	36,666
Legal Fees	29,770	16,572	64,169
Printing Fees	5,100	3,903	20,654
Transfer Agent Fees	27,070	10,683	63,883
Other Expenses	17,750	7,819	1,580
Total Expenses	1,372,003	1,130,791	1,895,396
Fees Waived by Investment Adviser	(109,892)	(134,241)	(364,558)
Fees Recouped by Adviser	36,895	49,932	77,536
Net Expenses	1,299,006	1,046,482	1,608,374
Net Investment Loss	(962,995)	(842,391)	(1,460,643)

Net Realized / Unrealized Gain (Loss) from Investments,
Securities Sold Short, Foreign Currency Transactions and Currency
Net Realized Gain (Loss) from Unaffiliated Securities	746,021	(70,778)	(9,605,196)
Net Realized Gain (Loss) from Affiliated Securities	—	—	(4,060)
Net Realized Loss from Securities Sold Short	(3,532)	(6,675)	—
Net Realized Gain from Foreign Currency Transactions and Currency	—	(641)	—
Change in Unrealized Appreciation (Depreciation) on Unaffiliated
Investments and Securities Sold Short	(66,639,106)	(52,900,124)	(83,690,910)
Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	—	(661,987)	(1,197,949)
Change in Unrealized Depreciation on Foreign Currency Transactions and Currency	—	1,653	—
Net Realized / Unrealized Gain from Investments,
Securities Sold Short, Foreign Currency Transactions and Currency	(65,896,617)	(53,638,552)	(94,498,115)
Change in Net Assets Resulting from Operations	$(66,859,612)	$(54,480,943)	$(95,958,758)

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2022	Year Ended
	(unaudited)	December 31, 2021
Change in Net Assets
Operations:
Net Investment Loss	$(962,995)	$(2,057,039)
Net Realized Gain from Investments, Securities Sold Short,
Foreign Currency Transactions, and Currency	742,489	11,831,914
Net Change in Unrealized Appreciation on Investments,
Securities Sold Short, Foreign Currency Translations	(66,639,106)	30,202,068
Change in Net Assets Resulting from Operations	(66,859,612)	39,976,943

Distributable Earnings:
Retail Class	—	(6,609,791)
Institutional Class	—	(6,714,291)
Total Distributable Earnings	—	(13,324,082)

Capital Transactions:
Retail Class:
Shares Issued	2,616,163	10,831,860
Shares Issued in Reinvestment of Distribution	—	6,263,875
Shares Exchanged for Institutional Class Shares	(197,206)	(766,301)
Shares Redeemed	(5,578,977)	(12,784,502)
Institutional Class:
Shares Issued	8,653,344	43,574,350
Shares Issued in Reinvestment of Distribution	—	6,484,070
Shares Issued in Exchange for Retail Class Shares	197,206	766,302
Shares Redeemed	(31,920,355)	(4,786,939)
Total Change in Net Assets from Capital Transactions	(26,229,825)	49,582,715

Change in Net Assets	(93,089,437)	76,235,576

Total Net Assets
Beginning of Period/Year	216,909,127	140,673,551
End of Period/Year	$123,819,690	$216,909,127

Share Transaction:
Retail Class:
Number of Shares Issued	46,770	160,422
Number of Shares Reinvested	—	90,245
Number of Shares Exchanged for Institutional Class Shares	(3,570)	(11,849)
Number of Shares Redeemed	(101,315)	(202,111)
Change in Retail Class Shares	(58,115)	36,707
Institutional Class:
Number of Shares Issued	152,079	629,968
Number of Shares Reinvested	—	90,547
Number of Shares Issued in Exchange for Retail Class Shares	3,455	11,515
Number of Shares Redeemed	(557,156)	(70,897)
Change in Institutional Class Shares	(401,622)	661,133
Total Change in Shares	(459,737)	697,840

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Aggressive Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2022	Year Ended
	(unaudited)	December 31, 2021
Change in Net Assets
Operations:
Net Investment Loss	$(842,391)	$(1,185,089)
Net Realized Gain from Investments, Securities Sold Short,
Foreign Currency Transactions, and Currency	(78,094)	7,541,822
Net Change in Unrealized Appreciation on Investments,
Securities Sold Short, Foreign Currency Translations	(53,560,458)	23,112,286
Change in Net Assets Resulting from Operations	(54,480,943)	29,469,019

Distributable Earnings:
Retail Class	—	(3,505,617)
Institutional Class	—	(3,738,621)
Total Distributable Earnings	—	(7,244,238)

Capital Transactions:
Retail Class:
Shares Issued	22,853,300	17,590,552
Shares Issued in Reinvestment of Distribution	—	3,443,051
Shares Exchanged for Institutional Class Shares	(395,536)	(2,770,037)
Shares Redeemed	(10,728,881)	(6,070,119)
Institutional Class:
Shares Issued	57,306,123	33,454,969
Shares Issued in Reinvestment of Distribution	—	3,737,661
Shares Issued in Exchange for Retail Class Shares	395,536	2,770,037
Shares Redeemed	(31,109,790)	(8,393,730)
Total Change in Net Assets from Capital Transactions	38,320,752	43,762,384

Change in Net Assets	(16,160,191)	65,987,165

Total Net Assets
Beginning of Period/Year	140,377,452	74,390,287
End of Period/Year	$124,217,261	$140,377,452

Share Transaction:
Retail Class:
Number of Shares Issued	640,162	446,334
Number of Shares Reinvested	—	84,430
Number of Shares Exchanged for Institutional Class Shares	(12,468)	(73,582)
Number of Shares Redeemed	(323,000)	(164,073)
Change in Retail Class Shares	304,694	293,109
Institutional Class:
Number of Shares Issued	1,598,929	824,655
Number of Shares Reinvested	—	88,361
Number of Shares Issued in Exchange for Retail Class Shares	11,989	71,151
Number of Shares Redeemed	(937,177)	(211,402)
Change in Institutional Class Shares	673,741	772,765
Total Change in Shares	978,435	1,065,874

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2022	Year Ended
	(unaudited)	December 31, 2021
Change in Net Assets
Operations:
Net Investment Loss	$(1,460,643)	$(3,645,056)
Net Realized Gain from Investments, Securities Sold Short,
Foreign Currency Transactions, and Currency	(9,609,256)	60,836,434
Net Change in Unrealized Appreciation on Investments,
Securities Sold Short, Foreign Currency Translations	(84,888,859)	(41,922,251)
Change in Net Assets Resulting from Operations	(95,958,758)	15,269,127

Distributable Earnings:
Retail Class	—	(24,383,677)
Institutional Class	—	(34,026,765)
Total Distributable Earnings	—	(58,410,442)

Capital Transactions:
Retail Class:
Shares Issued	17,059,605	105,261,275
Shares Issued in Reinvestment of Distribution	—	22,837,418
Shares Exchanged for Institutional Class Shares	(278,764)	(5,552,115)
Shares Redeemed	(31,644,273)	(81,878,650)
Redemption Fees
Institutional Class:
Shares Issued	54,594,739	181,275,931
Shares Issued in Reinvestment of Distribution	—	31,653,377
Shares Issued in Exchange for Retail Class Shares	278,764	5,552,115
Shares Redeemed	(53,886,164)	(146,472,526)
Total Change in Net Assets from Capital Transactions	(13,876,093)	112,676,825

Change in Net Assets	(109,834,851)	69,535,510

Total Net Assets
Beginning of Period/Year	286,684,993	217,149,483
End of Period/Year	$176,850,142	$286,684,993

Share Transaction:
Retail Class:
Number of Shares Issued	879,308	3,671,285
Number of Shares Reinvested	—	921,235
Number of Shares Exchanged for Institutional Class Shares	(17,367)	(210,245)
Number of Shares Redeemed	(1,651,363)	(2,974,884)
Change in Retail Class Shares	(789,422)	1,407,391
Institutional Class:
Number of Shares Issued	2,679,957	6,080,028
Number of Shares Reinvested	—	1,218,844
Number of Shares Issued in Exchange for Retail Class Shares	16,518	201,656
Number of Shares Redeemed	(2,625,382)	(5,154,426)
Change in Institutional Class Shares	71,093	2,346,102
Total Change in Shares	(718,329)	3,753,493

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Growth Fund

Financial Highlights

	Retail Class
	Six Months
	Ended
(For a Share Outstanding	June 30, 2022		Year Ended December 31
Throughout each Period/Year)	(Unaudited)		2021	2020	2019		2018	2017
Net Asset Value, Beginning of Period/Year	$66.90		$55.89	$41.99	$33.04		$42.91	$43.40
Investment Operations
Net Investment Loss	(0.39)		(0.89)	(0.56)	(0.48)		(0.88)	(0.78)
Net Realized and Unrealized
Gain (Loss) on Investments	(21.85)		16.53	17.66	14.18		(3.11)	4.45
Total from Investment Operations	(22.24)		15.64	17.10	13.70		(3.99)	3.67

Less Distributions
Net Realized Gains	—		(4.63)	(3.20)	(4.75)		(5.88)	(4.16)
Total Distributions	—		(4.63)	(3.20)	(4.75)		(5.88)	(4.16)

Capital Contributions
Redemption Fees	—		—	—	—		—	— (1)
Total Capital Contributions	—		—	—	—		—	— (1)
Net Asset Value, End of Period/Year	$44.66		$66.90	$55.89	$41.99		$33.04	$42.91

Total Return	(33.24	)%(3)	27.68%	41.59%	42.31	%(4)	(10.26)%	8.32%
Net Assets, End of Period/Year (000’s)	$65,067		$101,366	$82,628	$65,526		$54,245	$78,014
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.87	%(2)	1.78%	1.85%	1.98%		2.76%	2.34%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.86	%(2)	1.78%	1.85%	1.95%		1.92%	1.90%
Ratio of Total Expenses to
Average Net Assets (before waiver
and reimbursement of expenses)	1.86	%(2)	1.78%	1.83%	2.01%		2.76%	2.34%
Ratio of Net Investment Loss
to Average Net Assets	(1.44	)%(2)	(1.40)%	(1.23)%	(1.21)%		(2.07)%	(1.73)%
Ratio of Net Investment Loss to
Average Net Assets (before waivers
and reimbursements of expenses)	(1.44	)%(2)	(1.40)%	(1.21)%	(1.24)%		(2.07)%	(1.73)%
Portfolio turnover rate	8	%(3)	15%	15%	13%		8%	9%

(1)	Value is less than $0.005 per share.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	The return reflects the actual performance for the year and does not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund

Financial Highlights

	Institutional Class
	Six Months
	Ended
(For a Share Outstanding	June 30, 2022		Year Ended December 31
Throughout each Period/Year)	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period/Year	$69.06		$57.36	$42.83	$33.45	$43.15	$43.40
Investment Operations
Net Investment Loss	(0.29)		(0.68)	(0.36)	(0.26)	(0.65)	(0.56)
Net Realized and Unrealized
Gain (Loss) on Investments	(22.56)		17.01	18.09	14.39	(3.17)	4.47
Total from Investment Operations	(22.85)		16.33	17.73	14.13	(3.82)	3.91

Less Distributions
Net Realized Gains	—		(4.63)	(3.20)	(4.75)	(5.88)	(4.16)
Total Distributions	—		(4.63)	(3.20)	(4.75)	(5.88)	(4.16)
Net Asset Value, End of Period/Year	$46.21		$69.06	$57.36	$42.83	$33.45	$43.15

Total Return	(33.09	)%(2)	28.18%	42.24%	43.13%	(9.83)%	8.89%
Net Assets, End of Period/Year (000’s)	$58,751		$115,543	$58,046	$44,959	$29,149	$32,476
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.40	%(1)	1.40%	1.40%	1.43%	2.21%	1.90%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.40	%(1)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Total Expenses to
Average Net Assets (before waiver
and reimbursement of expenses)	1.59	%(1)	1.50%	1.58%	1.73%	2.48%	2.15%
Ratio of Net Investment Loss
to Average Net Assets	(0.98	)%(1)	(1.02)%	(0.77)%	(0.65)%	(1.52)%	(1.24)%
Ratio of Net Investment Loss to
Average Net Assets (before waivers
and reimbursements of expenses)	(1.17	)%(1)	(1.12)%	(0.96)%	(0.95)%	(1.79)%	(1.49)%
Portfolio turnover rate	8	%(2)	15%	15%	13%	8%	9%

(1)	Annualized for periods less than one year.
(2)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Aggressive Growth Fund

Financial Highlights

	Retail Class
	Six Months
	Ended
(For a Share Outstanding	June 30, 2022		Year Ended December 31
Throughout each Period/Year)	(Unaudited)		2021		2020		2019	2018	2017
Net Asset Value, Beginning of Period/Year	$40.56		$31.58		$21.77		$16.86	$23.07	$22.29
Investment Operations
Net Investment Loss	(0.25)		(0.59)		(0.37)		(0.30)	(0.54)	(0.49)
Net Realized and Unrealized
Gain (Loss) on Investments	(12.54)		12.45		11.41		7.53	(2.88)	2.46
Total from Investment Operations	(12.79)		11.86		11.04		7.23	(3.42)	1.97

Less Distributions
Net Realized Gains	—		(2.88)		(1.23)		(2.32)	(2.79)	(1.19)
Total Distributions	—		(2.88)		(1.23)		(2.32)	(2.79)	(1.19)

Capital Contributions
Redemption Fees	—		—		—		—	—	— (1)
Total Capital Contributions	—		—		—		—	—	— (1)
Net Asset Value, End of Period/Year	$27.77		$40.56		$31.58		$21.77	$16.86	$23.07

Total Return	(31.55	)%(3)	37.54%		51.39%		43.93%	(15.80)%	8.73%
Net Assets, End of Period/Year (000’s)	$51,995		$63,599		$40,258		$30,238	$27,119	$41,107
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.85	%(2)	1.86	%(4)	1.95	%(4)	2.02%	2.91%	2.63%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.85	%(2)	1.86	%(4)	1.95	%(4)	1.95%	1.95%	1.95%
Ratio of Total Expenses to
Average Net Assets (before waiver
and reimbursement of expenses)	1.72	%(2)	1.82%		1.96%		2.17%	2.97%	2.65%
Ratio of Net Investment Loss
to Average Net Assets	(1.57	)%(2)	(1.62)%		(1.56)%		(1.46)%	(2.40)%	(2.12)%
Ratio of Net Investment Loss to
Average Net Assets (before waivers
and reimbursements of expenses)	(1.44	)%(2)	(1.59)%		(1.57)%		(1.61)%	(2.46)%	(2.14)%
Portfolio turnover rate	3	%(3)	12%		13%		9%	8%	15%

(1)	Value is less than $0.005 per share.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)
Effective June 1, 2020, the Adviser has contractually agreed to waive its fee and, if necessary, reimburse the Fund until April 30, 2021 to the extent Total Annual Fund Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund. Previously, the Adviser had contractually agreed to waive its fee and, if necessary, reimburse the Fund to the extent Total Annual Fund Operating Expenses exceeded 1.95% of the average daily net assets of the Retail Class shares of the Fund.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Financial Highlights

	Institutional Class
	Six Months
	Ended
(For a Share Outstanding	June 30, 2022		Year Ended December 31
Throughout each Period/Year)	(Unaudited)		2021		2020		2019	2018	2017
Net Asset Value, Beginning of Period/Year	$42.11		$32.49		$22.23		$17.08	$23.21	$22.29
Investment Operations
Net Investment Loss	(0.15)		(0.36)		(0.22)		(0.19)	(0.42)	(0.39)
Net Realized and Unrealized
Gain (Loss) on Investments	(13.04)		12.86		11.71		7.66	(2.92)	2.50
Total from Investment Operations	(13.19)		12.50		11.49		7.47	(3.34)	2.11

Less Distributions
Net Realized Gains	—		(2.88)		(1.23)		(2.32)	(2.79)	(1.19)
Total Distributions	—		(2.88)		(1.23)		(2.32)	(2.79)	(1.19)
Net Asset Value, End of Period/Year	$28.92		$42.11		$32.49		$22.23	$17.08	$23.21

Total Return	(31.32	)%(2)	38.43%		52.36%		44.79%	(15.36)%	9.36%
Net Assets, End of Period/Year (000’s)	$72,221		$76,778		$34,132		$25,821	$13,478	$20,441
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18	%(1)	1.18	%(3)	1.33	%(3)	1.46%	2.35%	2.22%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.18	%(1)	1.18	%(3)	1.32	%(3)	1.40%	1.40%	1.40%
Ratio of Total Expenses to
Average Net Assets (before waiver
and reimbursement of expenses)	1.47	%(1)	1.53%		1.71%		1.90%	2.79%	2.64%
Ratio of Net Investment Loss
to Average Net Assets	(0.89	)%(1)	(0.95)%		(0.94)%		(0.90)%	(1.84)%	(1.69)%
Ratio of Net Investment Loss to
Average Net Assets (before waivers
and reimbursements of expenses)	(1.18	)%(1)	(1.30)%		(1.32)%		(1.34)%	(2.28)%	(2.11)%
Portfolio turnover rate	3	%(2)	12%		13%		9%	8%	15%

(1)	Annualized for periods less than one year.
(2)	Not annualized for periods less than one year.
(3)
Effective June 1, 2020, the Adviser has contractually agreed to waive its fee and, if necessary, reimburse the Fund until April 30, 2021 to the extent Total Annual Fund Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund. Previously, the Adviser had contractually agreed to waive its fee and, if necessary, reimburse the Fund to the extent Total Annual Fund Operating Expenses exceeded 1.40% of the average daily net assets of the Institutional Class shares of the Fund.

See accompanying notes to financial statements.

Semi-Annual Report 2022

Needham Small Cap Growth Fund

Financial Highlights

	Retail Class
	Six Months
	Ended
(For a Share Outstanding	June 30, 2022		Year Ended December 31
Throughout each Period/Year)	(Unaudited)		2021	2020		2019		2018		2017
Net Asset Value, Beginning of Period/Year	$23.19		$25.80	$17.59		$12.40		$15.67		$15.25
Investment Operations
Net Investment Loss	(0.17)		(0.48)	(0.32)		(0.22)		(0.19)		(0.18)
Net Realized and Unrealized
Gain (Loss) on Investments	(7.87)		3.69	12.06		6.89		(0.32)		1.99
Total from Investment Operations	(8.04)		3.21	11.74		6.67		(0.51)		1.81

Less Distributions
Net Realized Gains	—		(5.82)	(3.53)		(1.48)		(2.76)		(1.40)
Total Distributions	—		(5.82)	(3.53)		(1.48)		(2.76)		(1.40)

Capital Contributions
Redemption Fees	—		—	—		—		—	(1)	0.01
Total Capital Contributions	—		—	—		—		—	(1)	0.01
Net Asset Value, End of Period/Year	$15.15		$23.19	$25.80		$17.59		$12.40		$15.67

Total Return	(34.67	)%(4)	10.98%	71.35%		54.45%		(5.13	)%(5)	11.88	%(5)
Net Assets, End of Period/Year (000’s)	$61,753		$112,830	$89,206		$85,521		$12,487		$19,317
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.85	%(3)	1.85%	1.85	%(2)	1.87	%(2)	1.95%		1.95%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.85	%(3)	1.85%	1.85	%(2)	1.87	%(2)	1.95%		1.95%
Ratio of Total Expenses to
Average Net Assets (before waiver
and reimbursement of expenses)	1.86	%(3)	1.83%	1.80%		2.07%		2.19%		2.15%
Ratio of Net Investment Loss
to Average Net Assets	(1.72	)%(3)	(1.72)%	(1.64)%		(1.36)%		(1.20)%		(1.14)%
Ratio of Net Investment Loss to
Average Net Assets (before waivers
and reimbursements of expenses)	(1.73	)%(3)	(1.70)%	(1.59)%		(1.56)%		(1.44)%		(1.34)%
Portfolio turnover rate	46	%(4)	133%	191%		136%		103%		80%

(1)	Value is less than $0.005 per share.
(2)
Effective April 1, 2019, the Adviser has contractually agreed to waive its fee and, if necessary, reimburse the Fund until April 30, 2020 to the extent Total Annual Fund Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund. Previously, the Adviser had contractually agreed to waive its fee and, if necessary, reimburse the Fund to the extent Total Annual Fund Operating Expenses exceeded 1.95% of the average daily net assets of the Institutional Class shares of the Fund.

(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	The return reflects the actual performance for the year and does not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund

Financial Highlights

	Institutional Class
	Six Months
	Ended
(For a Share Outstanding	June 30, 2022		Year Ended December 31
Throughout each Period/Year)	(Unaudited)		2021	2020		2019		2018		2017
Net Asset Value, Beginning of Period/Year	$24.32		$26.64	$17.96		$12.57		$15.76		$15.25
Investment Operations
Net Investment Loss	(0.11)		(0.31)	(0.20)		(0.12)		(0.10)		(0.07)
Net Realized and Unrealized
Gain (Loss) on Investments	(8.27)		3.81	12.41		6.99		(0.33)		1.98
Total from Investment Operations	(8.38)		3.50	12.21		6.87		(0.43)		1.91

Less Distributions
Net Realized Gains	—		(5.82)	(3.53)		(1.48)		(2.76)		(1.40)
Total Distributions	—		(5.82)	(3.53)		(1.48)		(2.76)		(1.40)
Net Asset Value, End of Period/Year	$15.94		$24.32	$26.64		$17.96		$12.57		$15.76

Total Return	(34.46	)%(4)	11.74%	72.51%		55.31%		(4.58	)%(2)	(12.48	)%(2)
Net Assets, End of Period/Year (000’s)	$115,096		$173,855	$127,943		$46,589		$12,168		$10,325
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18	%(3)	1.18%	1.18	%(1)	1.22	%(1)	1.40%		1.40%
Ratio of Net Expenses to Average Net Assets
(before interest and dividend expense)	1.18	%(3)	1.18%	1.18	%(1)	1.22	%(1)	1.40%		1.40%
Ratio of Total Expenses to
Average Net Assets (before waiver
and reimbursement of expenses)	1.58	%(3)	1.54%	1.57%		1.83%		1.95%		2.08%
Ratio of Net Investment Loss to
Average Net Assets	(1.05	)%(3)	(1.04)%	(0.97)%		(0.72)%		(0.65)%		(0.41)%
Ratio of Net Investment Loss to
Average Net Assets (before waivers
and reimbursements of expenses)	(1.45	)%(3)	(1.40)%	(1.35)%		(1.33)%		(1.21)%		(1.09)%
Portfolio turnover rate	46	%(4)	133%	191%		136%		103%		80%

(1)
Effective April 1, 2019, the Adviser has contractually agreed to waive its fee and, if necessary, reimburse the Fund until April 30, 2020 to the extent Total Annual Fund Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund. Previously, the Adviser had contractually agreed to waive its fee and, if necessary, reimburse the Fund to the extent Total Annual Fund Operating Expenses exceeded 1.40% of the average daily net assets of the Institutional Class shares of the Fund.

(2)	The return reflects the actual performance for the year and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Semi-Annual Report 2022

Notes to Financial Statements
June 30, 2022 (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The portfolios are “diversified” for purposes of the 1940 Act. Please refer to the most recently filed Registration Statement and Statement of Additional Information for a detailed description of each Portfolio’s investment strategy. The Company was organized as a Maryland corporation on October 12, 1995. NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class of each Portfolio commenced operations on December 30, 2016.

Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	Class Specific Expenses

Class level expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Portfolio expenses are allocated by class based on relative net assets. Distribution Fees incurred in connection with the Company’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 are expensed at 0.25% of average daily net assets of the Retail Class shares, and the specific amounts are detailed in Note 5.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last reported sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Company’s Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board.

When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of June 30, 2022.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Needham Funds

Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended June 30, 2022.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of December 31, 2021, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2021, open Federal and New York tax years include the tax years ended December 31, 2017 through December 31, 2021. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

Semi-Annual Report 2022

Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

The following is a summary categorization, as of June 30, 2022, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

Needham Growth Fund

Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$121,045,983	$—	$—	$121,045,983
Short-Term Investments	2,772,396	—	—	2,772,396
Total	$123,818,379	$—	$—	$123,818,379
Needham Aggressive Growth Fund

Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$104,459,732	$—	$—	$104,459,732
Short-Term Investments	19,691,830	—	—	19,691,830
Total	$124,151,562	$—	$—	$124,151,562

Needham Small Cap Growth Fund
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$153,896,582	$—	$—	$153,896,582
Warrants	—	—	2,593	2,593
Short-Term Investments	23,549,279	—	—	23,549,279
Total	$177,445,861	$—	$2,593	$177,448,454

(1)	Please refer to the Schedule of Investments to view segregation by industry.

4.	Investment Advisory and Administrative Services

The Company has engaged Needham Investment Management L.L.C. (the “Adviser”) to manage its investments pursuant to an Investment Advisory Agreement. The Company pays the Adviser an investment advisory fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.

The Adviser has entered into an agreement with the Company (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of, the Institutional Class and Retail Class shares of each Portfolio in an amount that limits annual operating expenses to not more than 1.40% and 1.95% for NGF, 1.18% and 1.85% for NAGF, and 1.18% and 1.85% for NSCGF, of the average daily net assets of the Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement). The Expense Limitation Agreement is effective for the period from April 29, 2022 through April 29, 2023. The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of the Company and the Adviser. Similar agreements were in effect for certain prior periods.

Any reimbursements or fee waivers made by the Adviser in respect of a Portfolio are subject to recoupment by the Adviser, to the extent that the Portfolio is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, the Adviser has a right to receive from each Portfolio class reimbursement for fee waivers and/or expense reimbursements made pursuant to the Agreement for a period of up to 36 months from the time of any waiver or reimbursement. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the year indicated:

	2025	2024	2023	2022	Total
NGF (Retail Class)	$—	$—	$—	$—	$—
NGF (Institutional Class)	91,635	76,378	88,423	70,198	326,634
NAGF (Retail Class)	37,341	—	—	—	37,341
NAGF (Institutional Class)	121,883	163,479	117,483	42,850	445,695
NSCGF (Retail Class)	57,887	—	—	—	57,887
NSCGF (Institutional Class)	286,987	584,257	214,920	89,361	1,175,525

The Company and Fund Services (the “Administrator”) are parties to a Fund Administration Servicing Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate based on a percentage of the value of each Portfolio’s assets. The Administrator is also compensated for any out of pocket expenses that are reasonably incurred in carrying out its duties under this agreement. The Administrator also provides transfer agent services pursuant to a Transfer Agent Servicing Agreement for additional fees.

Needham Funds

Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser. Such officers receive no fees from the Company for serving as officers of the Company. Each of the three Directors who is not an “interested person” (as defined in the 1940 Act) of the Company (each, an “Independent Director”) receives a quarterly retainer of $3,000 and a per-meeting fee of $500. Each Independent Director is also a member of the Audit Committee of the Board and receives a fee of $500 per meeting attended. An affiliate of the Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services. The affiliate pays the Chief Compliance Officer’s compensation for acting as such and the Company reimburses the affiliate for the Company’s allocated portion of the expense.

5.	Distribution Plan and Brokerage Commissions

The Company has adopted an Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay compensation to the Distributor or any other distributor or financial institution with which the Company has an agreement with respect to the Retail Class of each Portfolio, with the amount of such compensation not to exceed an annual rate of 0.25% of the daily average net assets of each Portfolio’s Retail Class shares.

During the period ended June 30, 2022, NGF, NAGF and NSCGF incurred and paid brokerage commissions to the Distributor in the amount of $5,029, $27,946, and $108,000, respectively.

6.	Temporary Borrowings

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the period ended June 30, 2022.

7.	Short Sale Transactions

During the period ended June 30, 2022, NGF and NSCGF sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to-market to reflect current value. The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding. To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions. At June 30, 2022, the market value of securities separately segregated to cover short positions was $914,700, $1,398,360, and $1,224,880 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $357,802, $665,973, and $0 pledged as collateral with a broker in connection with any open short positions for NGF, NAGF, and NSCGF, respectively as of June 30, 2022. None of the Funds held any securities sold short as of June 30, 2022.

8.	Investment Transactions

The following summarizes the aggregate amount of the cost of purchases and proceeds from sales of investment securities and securities sold short, excluding short-term securities, during the period ended June 30, 2022:

	Purchases	Sales
NGF
Long Transactions	$81,479,767	$12,403,581
Short Sale Transactions	960,815	482,173
NAGF
Long Transactions	138,725,045	2,348,111
Short Sale Transactions	2,405,288	1,205,982
NSCGF
Long Transactions	449,139,630	131,319,740
Short Sale Transactions	—	—

There were no purchases or sales of U.S. government securities during the period ended June 30, 2022. See footnote 11 for details of transactions with affiliates.

9.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Semi-Annual Report 2022

Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

10.	Indemnification

Under the Company’s organizational documents, the Company’s Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the period ended June 30, 2022. As a result, this company is deemed to be an “affiliated person” (as defined in the 1940 Act) of NAGF (and the other Portfolios). Transactions during the period in this affiliated company were as follows:

				Net Change	Net
	Value at			in Unrealized	Realized			Share
	January 1,	Value of	Value of	Appreciation	Gains	Dividend	Value at	Balance
Security Name	2022	Purchases	Sales	(Depreciation)	(Losses)	Income	June 30, 2022	June 30, 2022
GSE Systems, Inc.	$2,332,440	$204,620	$—	$(662,060)	$—	$—	$1,875,000*	1,500,000

*	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.

NSCGF owned 5% or more of the voting securities of the following companies during the period ended June 30, 2022. As a result, these companies are deemed to be “affiliated persons” (as defined in the 1940 Act) of NSCGF (and the other Portfolios). Transactions during the period in these affiliated companies were as follows:

				Net Change	Net
	Value at			in Unrealized	Realized				Share
	January 1,	Value of	Value of	Appreciation	Gains	Dividend	Value at		Balance
Security Name	2022	Purchases	Sales	(Depreciation)	(Losses)	Income	June 30, 2022		June 30, 2022
Frequency
Electronics, Inc.	$5,309,610	$279,839	$—	$(1,428,449)	$—	$—	$4,161,000	*	570,000
Intevac, Inc.	8,067,288	49,474	(73,820)	230,500	(4,060)	—	8,269,382	*	1,708,550
Total	$13,376,898	$329,313	$(73,820)	$(1,197,949)	$(4,060)	$—	$12,430,382

*	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.

12.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses and distributions paid in connection with redemptions. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of December 31, 2021, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$85,053,988	$129,982,753	$(5,273,766)	$124,708,987
NAGF	64,698,389	77,830,690	(4,153,379)	73,677,311
NSCGF	290,432,841	36,029,151	(34,338,023)	(1,146,608)

Needham Funds

Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses and as it relates to NAGF Passive Foreign Investment Company income.

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Undistributed ordinary income	$10,422	$—	$988,553
Undistributed long-term capital gains	2,110,264	—	6,491,085
Unrealized appreciation (depreciation)	124,708,987	73,677,311	(1,146,608)
Total accumulated earnings (loss)	$126,829,694	$73,677,311	$6,333,030

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

	NGF	NAGF	NSCGF
Ordinary income	$767,099	$123,340	$48,253,017
Net long-term capital gains	12,556,983	7,120,898	10,157,425
Total distributions paid	$13,324,082	$7,244,238	$58,410,442

In 2021 a portion of dividends was distributed in connection with NEEGX, NEAGX, and NESGX redemptions. The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	NGF	NAGF	NSCGF
Ordinary income	$678,314	$1,062	$19,078,759
Net long-term capital gains	6,799,819	2,727,529	564,608
Total distributions paid	$7,478,133	$2,728,591	$19,643,367

In 2020 a portion of dividends was distributed in connection with NEEGX, NEAGX, and NESGX redemptions.

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2021, the Portfolios had no such losses to defer.

As of December 31, 2021, none of the Portfolios had accumulated capital loss carryovers.

13.	New Accounting Pronouncement and Regulatory Update

In December 2021, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Portfolios will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Portfolios’ financial statements.

14.	Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Semi-Annual Report 2022

Supplementary Information (Unaudited)
June 30, 2022

Disclosure of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Portfolios, this would be for the fiscal quarters ending March 31 and September 30. Each Portfolio’s Form N-PORT reports are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Voting Proxies on Company Portfolio Securities

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Household Delivery of Shareholder Documents

To reduce expenses, the Company may mail only one copy of the Portfolios’ prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

Index Disclaimer

The Portfolios have been developed solely by the Adviser. The Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000 Index and the Russell 3000 Index (together, the “Indexes”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Portfolios. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Portfolios or the suitability of the Indexes for the purpose to which it is being put by the Adviser.

The source of the data for each of the Indexes is the LSE Group. © LSE Group 2021. All rights in the Indexes or data vest in the relevant LSE Group company which owns the Index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the Indexes or data and no party may rely on any Indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

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250 Park Avenue, 10th Floor
New York, New York 10177
1-800-625-7071

Investment Adviser:
Needham Investment Management L.L.C.
250 Park Avenue, 10th Floor
New York, New York 10177

President
George A. Needham

Executive Vice Presidents and Portfolio Managers
John Barr
Needham Growth Fund
Needham Aggressive Growth Fund

Chris Retzler
Needham Growth Fund
Needham Small Cap Growth Fund

Directors
George A. Needham
John W. Larson
David T. Shukis
F. Randall Smith

Distributor:
Needham & Company, LLC
250 Park Avenue, 10th Floor
New York, New York 10177
212-371-8300

Administrator, Shareholder Servicing Agent, and Transfer Agent:
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian:
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

Counsel:
Proskauer Rose LLP
Eleven Times Square
New York, NY 10036-8299

Independent Registered Public Accounting Firm:
RSM US LLP
80 City Square
Boston, MA 02129

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By (Signature and Title)  /s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date   September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date    September 1, 2022

By (Signature and Title) /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date    September 1, 2022